Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) [Abstract]
Research and development	SFr (3,393,710)	SFr (884,747)
General and administrative	(3,062,199)	(1,535,960)
Operating loss	(6,455,909)	(2,420,707)
Interest expense	(172,462)	(3,152)
Foreign currency exchange gain (loss), net	291,892	(30,022)
Revaluation (loss) gain from derivative financial instruments	(428,742)	4,353
Transaction costs		(219,615)
Loss before tax	(6,765,221)	(2,669,143)
Income tax gain	10,642	10,642
Net loss attributable to owners of the Company	(6,754,579)	(2,658,501)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0.00	448,946	(78,010)
profit or loss
Foreign currency translation differences, net of taxes of CHF 0.00	(41,922)	16,396
Other comprehensive income/(loss), net of taxes of CHF 0	407,024	(61,614)
Total comprehensive loss attributable to owners of the Company	SFr (6,347,555)	SFr (2,720,115)
Basic and diluted loss per share (in Francs per share)	SFr (0.54)	SFr (0.58)